STOCKHOLDERS' EQUITY, Equity Incentive Plan (FY) (Details) - shares	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Option activity of directors and officers and employees [Abstract]
Non-vested (in shares)	183,114	142,814	142,814
Vested (in shares)	1,449,518	800,618	800,618
Forfeited (in shares)	(16,534)	(16,534)	(16,534)
Balance (in shares)	1,616,098	926,898	926,898
2020 Plan [Member]
Equity Incentive Plan [Abstract]
Authorized (in shares)	1,616,098	926,898	926,898
Share limit (in shares)		2,100,000	2,100,000
Options granted expiration period			10 years